real estate joint ventures - Commitments and contingent liabilities (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($) item	Dec. 31, 2017 CAD ($)
real estate joint venture
Advances	$ 14,101	$ 13,660
Real estate joint ventures
real estate joint venture
Construction financing amount	342	342
Real estate joint ventures | TELUS Corporation Construction Credit Facility
real estate joint venture
Construction financing amount	114	114
Undrawn	45	67
Advances	69	47
Real estate joint ventures | Construction Credit Facility - Other
real estate joint venture
Construction financing amount	228	228
TELUS Sky real estate joint venture
real estate joint venture
Real estate joint venture approximate total capital spending	400
Contractual capital commitments	$ 35	$ 82
Percentage of financing provided	33.333%
Construction financing amount	$ 342
TELUS Sky real estate joint venture | Three Canadian financial institutions
real estate joint venture
Number of Canadian financial institution lenders | item	3
Percentage of financing provided	66.667%